UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08416
Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS SC

Touchstone Balanced Fund CLASS I

Touchstone Bond Fund CLASS SC

Touchstone Bond Fund CLASS I

Touchstone Common Stock Fund CLASS SC

Touchstone Common Stock Fund CLASS I

Touchstone Small Company Fund CLASS I

Touchstone Balanced Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$41	0.79%
Key Fund Statistics
Fund net assets	$50,694,155
Total number of portfolio holdings	204
Portfolio turnover rate	42%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	66.1%
Corporate Bonds	18.8%
U.S. Treasury Obligations	6.5%
U.S. Government Mortgage-Backed Obligations	3.6%
Commercial Mortgage-Backed Securities	3.4%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.7%
AA/Aa	7.2%
A/A	18.5%
BBB/Baa	31.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Balanced Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.79%
Key Fund Statistics
Fund net assets	$50,694,155
Total number of portfolio holdings	204
Portfolio turnover rate	42%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	66.1%
Corporate Bonds	18.8%
U.S. Treasury Obligations	6.5%
U.S. Government Mortgage-Backed Obligations	3.6%
Commercial Mortgage-Backed Securities	3.4%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.7%
AA/Aa	7.2%
A/A	18.5%
BBB/Baa	31.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Bond Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$45	0.91%
Key Fund Statistics
Fund net assets	$51,918,951
Total number of portfolio holdings	234
Portfolio turnover rate	93%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.2%
U.S. Treasury Obligations	25.9%
Commercial Mortgage-Backed Securities	9.1%
Non-Agency Collateralized Mortgage Obligations	5.9%
U.S. Government Mortgage-Backed Obligations	5.8%
Asset-Backed Securities	5.0%
Agency Collateralized Mortgage Obligations	3.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	46.6%
AA/Aa	8.0%
A/A	14.4%
BBB/Baa	27.1%
BB/Ba	0.3%
B/B	0.4%
CC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Bond Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%
Key Fund Statistics
Fund net assets	$51,918,951
Total number of portfolio holdings	234
Portfolio turnover rate	93%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.2%
U.S. Treasury Obligations	25.9%
Commercial Mortgage-Backed Securities	9.1%
Non-Agency Collateralized Mortgage Obligations	5.9%
U.S. Government Mortgage-Backed Obligations	5.8%
Asset-Backed Securities	5.0%
Agency Collateralized Mortgage Obligations	3.3%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	46.6%
AA/Aa	8.0%
A/A	14.4%
BBB/Baa	27.1%
BB/Ba	0.3%
B/B	0.4%
CC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Common Stock Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$48	0.92%
Key Fund Statistics
Fund net assets	$214,699,320
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.0%
Communication Services	15.4%
Financials	13.8%
Health Care	13.1%
Consumer Discretionary	8.4%
Industrials	7.6%
Consumer Staples	4.1%
Energy	3.2%
Materials	2.5%
Real Estate	1.2%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Common Stock Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%
Key Fund Statistics
Fund net assets	$214,699,320
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.0%
Communication Services	15.4%
Financials	13.8%
Health Care	13.1%
Consumer Discretionary	8.4%
Industrials	7.6%
Consumer Staples	4.1%
Energy	3.2%
Materials	2.5%
Real Estate	1.2%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%
Key Fund Statistics
Fund net assets	$63,570,334
Total number of portfolio holdings	75
Portfolio turnover rate	30%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.1%
Information Technology	19.8%
Health Care	17.9%
Consumer Discretionary	15.2%
Real Estate	8.3%
Financials	7.9%
Materials	3.6%
Communication Services	3.3%
Energy	2.6%
Short-Term Investment Funds	2.9%
Other Assets/Liabilities (Net)	(2.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2024 (Unaudited)
Semi-Annual Report
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-5
Touchstone Bond Fund	6-10
Touchstone Common Stock Fund	11
Touchstone Small Company Fund	12-13
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16-17
Financial Highlights	18-19
Notes to Financial Statements	20-31
Other Items	32
Privacy Protection Policy	35
This report identifies the Funds' investments on June 30, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 66.1%
	Information Technology — 20.0%
11,815	Apple, Inc.	$ 2,488,475
2,123	International Business Machines Corp.	367,173
7,474	Microsoft Corp.	3,340,504
6,707	NVIDIA Corp.	828,583
6,425	Oracle Corp.	907,210
2,843	Salesforce, Inc.	730,935
2,448	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	425,487
3,445	Texas Instruments, Inc.	670,156
1,774	Workday, Inc. - Class A*	396,596
		10,155,119
	Communication Services — 10.6%
11,878	Alphabet, Inc. - Class C	2,178,663
11,352	Comcast Corp. - Class A	444,544
4,168	Meta Platforms, Inc. - Class A	2,101,589
569	Netflix, Inc.*	384,007
2,571	Walt Disney Co. (The)	255,274
		5,364,077
	Financials — 9.6%
21,005	Bank of America Corp.	835,369
3,421	Berkshire Hathaway, Inc. - Class B*	1,391,663
5,613	Charles Schwab Corp. (The)	413,622
1,852	Goldman Sachs Group, Inc. (The)	837,697
371	Markel Group, Inc.*	584,570
3,103	Visa, Inc. - Class A	814,444
		4,877,365
	Health Care — 8.5%
1,881	Becton Dickinson & Co.	439,609
4,719	BioMarin Pharmaceutical, Inc.*	388,515
8,612	Bristol-Myers Squibb Co.	357,656
2,624	HCA Healthcare, Inc.	843,039
5,088	Johnson & Johnson	743,662
7,617	Medtronic PLC	599,534
1,872	UnitedHealth Group, Inc.	953,335
		4,325,350
	Consumer Discretionary — 5.3%
2,827	Airbnb, Inc. - Class A*	428,658
2,059	Alibaba Group Holding Ltd. (China) ADR	148,248
9,389	Amazon.com, Inc.*	1,814,424
3,527	Starbucks Corp.	274,577
		2,665,907
	Industrials — 4.9%
2,440	Boeing Co. (The)*	444,104
826	FedEx Corp.	247,668
893	Hubbell, Inc.	326,374
5,413	RTX Corp.	543,411
8,883	Southwest Airlines Co.	254,143
6,190	SS&C Technologies Holdings, Inc.	387,927
3,382	Stanley Black & Decker, Inc.	270,188
		2,473,815
	Consumer Staples — 2.7%
1,676	Diageo PLC (United Kingdom) ADR	211,310
10,318	Monster Beverage Corp.*	515,384
6,302	Philip Morris International, Inc.	638,582
		1,365,276
Shares		Market Value
	Common Stocks — 66.1% (Continued)
	Energy — 2.1%
7,218	Exxon Mobil Corp.	$ 830,936
4,745	Schlumberger NV	223,869
		1,054,805
	Materials — 1.7%
6,422	DuPont de Nemours, Inc.	516,907
3,765	International Flavors & Fragrances, Inc.	358,465
		875,372
	Real Estate — 0.7%
1,767	Jones Lang LaSalle, Inc.*	362,730
	Total Common Stocks	$33,519,816
Principal Amount
	Corporate Bonds — 18.8%
	Financials — 4.9%
$ 45,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	41,981
105,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	95,470
114,000	American Express Co., 5.282%, 7/27/29	114,284
107,000	American Tower Corp. REIT, 5.900%, 11/15/33	109,763
112,000	Ares Capital Corp., 3.250%, 7/15/25	108,814
81,000	Bank of America Corp., 2.687%, 4/22/32	68,568
82,000	Bank of America Corp., 3.705%, 4/24/28	78,550
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	88,338
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	82,973
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	60,058
77,000	Citigroup, Inc., 3.200%, 10/21/26	73,414
60,000	Citigroup, Inc., 6.174%, 5/25/34	61,102
112,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.154%, 2/15/27(A)	109,519
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	102,806
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	52,643
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	112,274
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	94,609
74,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	75,270
112,000	Mastercard, Inc., 2.000%, 11/18/31	92,229
109,000	Morgan Stanley, 3.950%, 4/23/27	105,285
66,000	Morgan Stanley, 5.297%, 4/20/37	63,270
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	70,557
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	85,974
117,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.178%, 6/1/28(A)	111,046
98,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	98,690
109,000	State Street Corp., (TSFR3M + 1.262%), 6.601%, 6/15/47(A)	93,876
185,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.254%, 5/15/27(A)	181,376
68,000	US Bancorp, 4.967%, 7/22/33	64,235
		2,496,974
	Industrials — 2.2%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	85,872
50,000	Boeing Co. (The), 144a, 6.528%, 5/1/34	51,289
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	85,470
54,000	Carrier Global Corp., 3.577%, 4/5/50	39,419
94,000	FedEx Corp., 5.100%, 1/15/44	86,321
102,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	102,059
120,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	119,887
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	74,124
54,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	53,907

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.8% (Continued)
	Industrials — 2.2% (Continued)
$112,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.319%, 2/15/42(A)	$ 98,486
70,000	Timken Co. (The), 4.500%, 12/15/28	67,903
114,000	Waste Management, Inc., 4.875%, 2/15/34	112,013
52,000	WestRock MWV LLC, 8.200%, 1/15/30	59,368
117,000	Xylem, Inc., 1.950%, 1/30/28	105,041
		1,141,159
	Consumer Discretionary — 2.0%
153,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	122,753
88,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	83,599
28,000	Brunswick Corp., 4.400%, 9/15/32	24,988
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	88,398
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	56,310
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	62,635
84,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	83,904
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	109,737
52,000	Mattel, Inc., 5.450%, 11/1/41	46,689
107,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	98,506
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	101,812
60,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	59,299
104,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	81,366
		1,019,996
	Consumer Staples — 1.8%
63,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	58,314
70,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	71,015
32,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	34,193
155,000	Coca-Cola Co. (The), 2.500%, 3/15/51	94,634
64,000	Kroger Co. (The), 5.000%, 4/15/42	58,450
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	81,806
40,000	Mars, Inc., 144a, 3.600%, 4/1/34	35,497
55,000	PepsiCo, Inc., 1.625%, 5/1/30	46,059
156,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	124,570
125,000	Philip Morris International, Inc., 5.375%, 2/15/33	124,360
65,000	Starbucks Corp., 3.350%, 3/12/50	44,478
70,000	Tyson Foods, Inc., 5.400%, 3/15/29	70,153
62,000	Walmart, Inc., 4.500%, 9/9/52	55,217
		898,746
	Health Care — 1.7%
84,000	AbbVie, Inc., 4.450%, 5/14/46	73,232
90,000	Amgen, Inc., 5.150%, 3/2/28	90,017
67,000	Becton Dickinson & Co., 4.685%, 12/15/44	59,268
86,000	CommonSpirit Health, 4.187%, 10/1/49	69,048
73,000	CVS Health Corp., 5.125%, 7/20/45	64,537
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	82,472
72,000	Elevance Health, Inc., 4.750%, 2/15/33	69,546
88,000	HCA, Inc., 5.375%, 9/1/26	87,778
72,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	72,217
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	86,754
100,000	Viatris, Inc., 2.700%, 6/22/30	84,892
		839,761
	Energy — 1.6%
104,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	103,774
93,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	79,366
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	27,287
106,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	114,485
67,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	64,934
95,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	92,260
97,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	112,192
Principal Amount		MarketValue
	Corporate Bonds — 18.8% (Continued)
	Energy — 1.6% (Continued)
$ 89,000	Occidental Petroleum Corp., 7.950%, 6/15/39	$ 102,783
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,832
80,000	Western Midstream Operating LP, 5.250%, 2/1/50	70,266
		787,179
	Information Technology — 1.3%
107,000	Apple, Inc., 4.650%, 2/23/46	99,113
116,000	Broadcom, Inc., 4.150%, 11/15/30	109,688
128,000	Cisco Systems, Inc., 4.850%, 2/26/29	128,017
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	90,721
54,000	Micron Technology, Inc., 2.703%, 4/15/32	44,812
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,286
138,000	Microsoft Corp., 2.525%, 6/1/50	87,661
46,000	Oracle Corp., 2.650%, 7/15/26	43,592
32,000	Oracle Corp., 3.600%, 4/1/40	24,688
24,000	Oracle Corp., 4.300%, 7/8/34	21,906
		671,484
	Communication Services — 1.2%
66,000	AT&T, Inc., 3.800%, 12/1/57	46,296
54,000	AT&T, Inc., 4.500%, 5/15/35	49,848
42,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	41,040
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	54,988
74,000	Comcast Corp., 4.000%, 3/1/48	58,456
28,000	Paramount Global, 4.200%, 5/19/32	22,914
104,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	102,283
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	110,380
42,000	T-Mobile USA, Inc., 5.750%, 1/15/54	42,005
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	60,399
		588,609
	Utilities — 0.9%
127,000	CMS Energy Corp., 4.750%, 6/1/50	116,267
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	59,875
72,000	Edison International, 4.125%, 3/15/28	68,801
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	63,948
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	82,708
89,000	PacifiCorp., 5.750%, 4/1/37	88,496
		480,095
	Real Estate — 0.9%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	95,066
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	119,800
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	85,907
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	72,827
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	36,903
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	6,635
63,000	Store Capital LLC REIT, 4.625%, 3/15/29	59,537
		476,675
	Materials — 0.3%
89,000	Celanese US Holdings LLC, 6.379%, 7/15/32	91,611
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	70,283
		161,894
	Total Corporate Bonds	$9,562,572
	U.S. Treasury Obligations — 6.5%
260,000	U.S. Treasury Bond, 4.750%, 11/15/43	264,591
525,000	U.S. Treasury Note, 4.000%, 1/31/29	517,228
597,000	U.S. Treasury Note, 4.000%, 2/15/34	580,769
730,000	U.S. Treasury Note, 4.375%, 11/30/28	730,257

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Treasury Obligations — 6.5% (Continued)
$555,000	U.S. Treasury Note, 4.375%, 5/15/34	$ 556,387
625,000	U.S. Treasury Note, 4.625%, 4/30/29	632,568
	Total U.S. Treasury Obligations	$3,281,800
	U.S. Government Mortgage-Backed Obligations — 3.6%
87,799	FHLMC, Pool #G05624, 4.500%, 9/1/39	85,534
61,374	FHLMC, Pool #Q29260, 4.000%, 10/1/44	57,659
276,172	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	261,097
286,034	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	270,525
274,325	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	259,450
265,620	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	257,737
281,102	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	272,581
35,092	FNMA, Pool #725423, 5.500%, 5/1/34	35,262
31,695	FNMA, Pool #725610, 5.500%, 7/1/34	31,849
7,287	FNMA, Pool #890310, 4.500%, 12/1/40	7,090
25,841	FNMA, Pool #AD9193, 5.000%, 9/1/40	25,596
267,658	FNMA, Pool #FS2906, 5.000%, 9/1/52	259,597
	Total U.S. Government Mortgage-Backed Obligations	$1,823,977
	Commercial Mortgage-Backed Securities — 3.4%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	51,170
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	120,474
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	233,025
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	63,830
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	150,274
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	223,121
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	78,793
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	68,045
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	222,213
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	158,012
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	71,310
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	153,021
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	130,186
	Total Commercial Mortgage-Backed Securities	$1,723,474
	Sovereign Government Obligations — 0.3%
146,000	Peruvian Government International Bond, 2.780%, 12/1/60	81,734
74,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	71,863
	Total Sovereign Government Obligations	$153,597
Shares
	Short-Term Investment Fund — 1.0%
493,899	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	493,899
	Total Investment Securities—99.7% (Cost $39,223,313)	$50,559,135
	Other Assets in Excess of Liabilities — 0.3%	135,020
	Net Assets — 100.0%	$50,694,155
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $1,475,909 or 2.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,519,816	$—	$—	$33,519,816
Corporate Bonds	—	9,562,572	—	9,562,572
U.S. Treasury Obligations	—	3,281,800	—	3,281,800
U.S. Government Mortgage-Backed Obligations	—	1,823,977	—	1,823,977
Commercial Mortgage-Backed Securities	—	1,723,474	—	1,723,474
Sovereign Government Obligations	—	153,597	—	153,597
Short-Term Investment Fund	493,899	—	—	493,899
Total	$34,013,715	$16,545,420	$—	$50,559,135
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 42.2%
	Financials — 11.1%
$ 82,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 76,499
187,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	170,027
239,000	American Express Co., 5.282%, 7/27/29	239,595
285,000	American Tower Corp. REIT, 5.900%, 11/15/33	292,359
191,000	Ares Capital Corp., 3.250%, 7/15/25	185,567
135,000	Bank of America Corp., 2.687%, 4/22/32	114,280
169,000	Bank of America Corp., 3.705%, 4/24/28	161,889
226,000	Bank of Montreal (Canada), 3.803%, 12/15/32	212,388
206,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	213,656
167,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	141,309
254,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	210,523
119,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	102,098
152,000	Citigroup, Inc., 3.200%, 10/21/26	144,921
122,000	Citigroup, Inc., 6.174%, 5/25/34	124,241
212,000	Citizens Bank NA, 4.575%, 8/9/28	204,751
236,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.154%, 2/15/27(A)	230,772
237,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	199,714
123,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	117,727
173,000	JPMorgan Chase & Co., 2.956%, 5/13/31	151,745
226,000	JPMorgan Chase & Co., 3.509%, 1/23/29	213,815
139,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	141,386
252,000	Mastercard, Inc., 2.000%, 11/18/31	207,515
210,000	Morgan Stanley, 3.950%, 4/23/27	202,843
170,000	Morgan Stanley, 5.297%, 4/20/37	162,968
185,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	176,393
266,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	202,382
281,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.178%, 6/1/28(A)	266,700
204,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	205,437
230,000	State Street Corp., (TSFR3M + 1.262%), 6.601%, 6/15/47(A)	198,088
349,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.254%, 5/15/27(A)	342,164
159,000	US Bancorp, 4.967%, 7/22/33	150,197
		5,763,949
	Industrials — 4.8%
183,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	157,145
98,000	Boeing Co. (The), 144a, 6.528%, 5/1/34	100,526
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	195,653
135,000	Carrier Global Corp., 3.577%, 4/5/50	98,547
229,000	FedEx Corp., 5.100%, 1/15/44	210,293
202,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	202,117
228,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	227,786
164,000	Norfolk Southern Corp., 4.837%, 10/1/41	150,079
108,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	107,814
236,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.319%, 2/15/42(A)	207,524
140,000	Timken Co. (The), 4.500%, 12/15/28	135,807
239,000	Waste Management, Inc., 4.875%, 2/15/34	234,834
347,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	325,664
136,000	WestRock MWV LLC, 8.200%, 1/15/30	155,270
		2,509,059
	Consumer Discretionary — 4.6%
289,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	231,867
185,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	175,748
59,000	Brunswick Corp., 4.400%, 9/15/32	52,654
340,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	286,242
Principal Amount		Market Value
	Corporate Bonds — 42.2% (Continued)
	Consumer Discretionary — 4.6% (Continued)
$ 114,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	$ 114,632
153,000	Home Depot, Inc. (The), 5.950%, 4/1/41	162,427
159,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	158,818
153,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	155,679
208,000	Lowe's Cos., Inc., 4.500%, 4/15/30	201,993
114,000	Mattel, Inc., 5.450%, 11/1/41	102,356
227,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	208,981
241,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	223,060
125,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	123,539
226,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	176,814
		2,374,810
	Health Care — 3.8%
191,000	AbbVie, Inc., 4.450%, 5/14/46	166,515
156,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	117,939
204,000	Amgen, Inc., 5.150%, 3/2/28	204,038
179,000	Becton Dickinson & Co., 4.685%, 12/15/44	158,343
177,000	CommonSpirit Health, 4.187%, 10/1/49	142,111
162,000	CVS Health Corp., 5.125%, 7/20/45	143,219
197,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	156,220
183,000	Elevance Health, Inc., 4.750%, 2/15/33	176,764
217,000	HCA, Inc., 5.375%, 9/1/26	216,453
152,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	152,458
210,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	170,265
204,000	Viatris, Inc., 2.700%, 6/22/30	173,179
		1,977,504
	Energy — 3.7%
206,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	205,553
222,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	189,455
70,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	63,670
307,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	331,574
141,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	136,653
179,229	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	158,834
266,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	258,327
199,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	230,166
167,000	Occidental Petroleum Corp., 7.950%, 6/15/39	192,863
203,000	Western Midstream Operating LP, 5.250%, 2/1/50	178,300
		1,945,395
	Consumer Staples — 3.6%
133,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	123,108
136,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	137,972
66,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	70,523
206,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	194,715
302,000	Coca-Cola Co. (The), 2.500%, 3/15/51	184,384
144,000	Kroger Co. (The), 5.000%, 4/15/42	131,512
226,000	Mars, Inc., 144a, 3.875%, 4/1/39	192,585
46,000	Mars, Inc., 144a, 3.600%, 4/1/34	40,821
310,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	247,543
253,000	Philip Morris International, Inc., 5.375%, 2/15/33	251,705
111,000	Starbucks Corp., 3.350%, 3/12/50	75,954
129,000	Tyson Foods, Inc., 5.400%, 3/15/29	129,283
132,000	Walmart, Inc., 4.500%, 9/9/52	117,558
		1,897,663
	Information Technology — 3.0%
228,000	Apple, Inc., 4.650%, 2/23/46	211,193
291,000	Broadcom, Inc., 4.150%, 11/15/30	275,166

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.2% (Continued)
	Information Technology — 3.0% (Continued)
$ 272,000	Cisco Systems, Inc., 4.850%, 2/26/29	$ 272,036
245,000	Marvell Technology, Inc., 2.950%, 4/15/31	211,683
136,000	Micron Technology, Inc., 2.703%, 4/15/32	112,861
56,000	Micron Technology, Inc., 6.750%, 11/1/29	59,600
282,000	Microsoft Corp., 2.525%, 6/1/50	179,134
117,000	Oracle Corp., 2.650%, 7/15/26	110,876
81,000	Oracle Corp., 3.600%, 4/1/40	62,492
64,000	Oracle Corp., 4.300%, 7/8/34	58,415
		1,553,456
	Communication Services — 2.5%
128,000	AT&T, Inc., 3.800%, 12/1/57	89,787
161,000	AT&T, Inc., 4.500%, 5/15/35	148,621
82,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	80,126
138,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	126,472
164,000	Comcast Corp., 4.000%, 3/1/48	129,551
62,000	Paramount Global, 4.200%, 5/19/32	50,737
216,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	212,435
226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	211,405
99,000	T-Mobile USA, Inc., 5.750%, 1/15/54	99,011
228,000	Verizon Communications, Inc., 2.987%, 10/30/56	140,521
		1,288,666
	Real Estate — 2.1%
243,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	231,009
228,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	223,888
244,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	222,993
195,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	191,909
80,000	Store Capital LLC REIT, 2.700%, 12/1/31	64,180
45,000	Store Capital LLC REIT, 2.750%, 11/18/30	37,320
127,000	Store Capital LLC REIT, 4.625%, 3/15/29	120,020
		1,091,319
	Utilities — 2.0%
295,000	CMS Energy Corp., 4.750%, 6/1/50	270,069
126,000	Duke Energy Progress LLC, 4.150%, 12/1/44	101,949
140,000	Edison International, 4.125%, 3/15/28	133,779
143,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	128,397
228,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	140,194
251,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	164,760
86,000	PacifiCorp., 5.750%, 4/1/37	85,513
		1,024,661
	Materials — 1.0%
119,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	106,902
215,000	Celanese US Holdings LLC, 6.379%, 7/15/32	221,307
203,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	171,898
		500,107
	Total Corporate Bonds	$21,926,589
	U.S. Treasury Obligations — 25.9%
403,000	U.S. Treasury Bond, 4.000%, 11/15/52	369,359
2,165,000	U.S. Treasury Bond, 4.750%, 11/15/43	2,203,226
1,000	U.S. Treasury Note, 3.375%, 5/15/33	929
970,000	U.S. Treasury Note, 4.000%, 1/31/29	955,639
5,103,000	U.S. Treasury Note, 4.000%, 2/15/34	4,964,262
2,355,000	U.S. Treasury Note, 4.375%, 5/15/34	2,360,887
1,760,000	U.S. Treasury Note, 4.625%, 4/30/29	1,781,313
835,000	U.S. Treasury Note, 4.875%, 5/31/26	836,663
	Total U.S. Treasury Obligations	$13,472,278
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 9.1%
$ 675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	$ 641,053
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	243,058
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	310,638
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	113,126
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	60,362
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	218,746
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	334,790
107,907	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	105,897
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	212,908
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	331,722
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.893%, 10/15/36(A)	201,028
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	748,232
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	98,870
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.646%, 11/15/35(A)	332,921
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	337,532
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	317,841
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	65,238
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	77,380
	Total Commercial Mortgage-Backed Securities	$4,751,342
	Non-Agency Collateralized Mortgage Obligations — 5.9%
38,628	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.557%, 7/25/43(A)(B)	36,540
205,452	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.496%, 6/25/45(A)(B)	195,582
247,161	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.643%, 10/25/45(A)(B)	227,079
248,277	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	242,805
110,431	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.407%, 5/25/43(A)(B)	106,306
169,908	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.897%, 1/25/45(A)(B)	158,614
107,438	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.769%, 12/25/44(A)(B)	100,404
298,722	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	283,413
87	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	85
8,954	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.511%, 3/25/43(A)(B)	8,881
386,577	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.576%, 2/25/48(A)(B)	339,887
222,564	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	213,986
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	248,902

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.9% (Continued)
$ 76,269	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	$ 32,516
39,001	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.535%, 8/25/43(A)(B)	36,947
56,154	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.494%, 5/25/43(A)(B)	53,229
427,427	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.764%, 8/25/48(A)(B)	402,922
387,356	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.764%, 8/25/48(A)(B)	365,148
20,126	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,243
	Total Non-Agency Collateralized Mortgage Obligations	$3,070,489
	U.S. Government Mortgage-Backed Obligations — 5.8%
37,001	FHLMC, Pool #A95946, 4.000%, 1/1/41	35,020
24,706	FHLMC, Pool #A96485, 4.500%, 1/1/41	24,068
8,587	FHLMC, Pool #G03217, 5.500%, 9/1/37	8,640
3,807	FHLMC, Pool #G03781, 6.000%, 1/1/38	3,902
514,205	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	405,405
2,214	FNMA, Pool #561741, 7.500%, 1/1/31	2,247
132,056	FNMA, Pool #725423, 5.500%, 5/1/34	132,696
117,390	FNMA, Pool #725610, 5.500%, 7/1/34	117,959
3,060	FNMA, Pool #889734, 5.500%, 6/1/37	3,075
20,917	FNMA, Pool #AB1149, 5.000%, 6/1/40	20,719
19,271	FNMA, Pool #AB1800, 4.000%, 11/1/40	18,217
33,240	FNMA, Pool #AD3795, 4.500%, 4/1/40	32,340
37,279	FNMA, Pool #AD9150, 5.000%, 8/1/40	36,884
86,135	FNMA, Pool #AD9193, 5.000%, 9/1/40	85,320
54,717	FNMA, Pool #AE0548, 4.500%, 11/1/40	53,237
46,031	FNMA, Pool #AE4429, 4.000%, 10/1/40	43,512
654	FNMA, Pool #AH2666, 4.000%, 1/1/26	644
1,411	FNMA, Pool #AH3493, 4.000%, 2/1/26	1,386
70,873	FNMA, Pool #AL0054, 4.500%, 2/1/41	68,955
207,273	FNMA, Pool #AR9195, 3.000%, 3/1/43	183,164
175,514	FNMA, Pool #AT2016, 3.000%, 4/1/43	155,097
136,233	FNMA, Pool #BC1158, 3.500%, 2/1/46	123,642
289,753	FNMA, Pool #FM4996, 2.000%, 12/1/50	231,430
165,488	FNMA, Pool #FM5468, 2.500%, 1/1/36	150,828
253,451	FNMA, Pool #FM5682, 2.500%, 1/1/51	209,341
78,174	FNMA, Pool #MA1175, 3.000%, 9/1/42	69,203
45,549	FNMA, Pool #MA2177, 4.000%, 2/1/35	43,968
286,846	FNMA, Pool #MA4166, 3.000%, 10/1/40	254,920
62,319	GNMA, Pool #4853, 4.000%, 11/20/40	59,325
48,286	GNMA, Pool #4883, 4.500%, 12/20/40	47,157
189,857	GNMA, Pool #5175, 4.500%, 9/20/41	185,417
16,288	GNMA, Pool #736696, 4.500%, 5/15/40	15,833
115,484	GNMA, Pool #AD1745, 3.000%, 2/20/43	100,867
71,193	GNMA, Pool #MA1157, 3.500%, 7/20/43	65,462
	Total U.S. Government Mortgage-Backed Obligations	$2,989,880
	Asset-Backed Securities — 5.0%
341,250	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	298,300
159,959	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	152,854
286,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	266,854
265,990	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	255,664
Principal Amount		Market Value
	Asset-Backed Securities — 5.0% (Continued)
$ 148,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	$ 142,191
294,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	277,730
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.288%, 10/19/34(A)	375,548
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (TSFR3M + 1.462%), 6.790%, 10/15/34(A)	350,174
293,250	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	275,245
200,063	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	182,567
	Total Asset-Backed Securities	$2,577,127
	Agency Collateralized Mortgage Obligations — 3.3%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	160,243
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	516,289
7,639	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	7,128
184,344	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	169,309
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	349,616
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	504,497
	Total Agency Collateralized Mortgage Obligations	$1,707,082
	Sovereign Government Obligations — 0.9%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	183,488
206,000	Chile Government International Bond, 3.100%, 1/22/61	127,494
138,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	134,015
	Total Sovereign Government Obligations	$444,997
Shares
	Short-Term Investment Fund — 1.2%
621,291	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	621,291
	Total Investment Securities—99.3% (Cost $54,458,108)	$51,561,075
	Other Assets in Excess of Liabilities — 0.7%	357,876
	Net Assets — 100.0%	$51,918,951
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.

Touchstone Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $11,361,066 or 21.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$21,926,589	$—	$21,926,589
U.S. Treasury Obligations	—	13,472,278	—	13,472,278
Commercial Mortgage-Backed Securities	—	4,751,342	—	4,751,342
Non-Agency Collateralized Mortgage Obligations	—	3,070,489	—	3,070,489
U.S. Government Mortgage-Backed Obligations	—	2,989,880	—	2,989,880
Asset-Backed Securities	—	2,577,127	—	2,577,127
Agency Collateralized Mortgage Obligations	—	1,707,082	—	1,707,082
Sovereign Government Obligations	—	444,997	—	444,997
Short-Term Investment Fund	621,291	—	—	621,291
Other Financial Instruments
Swap Agreements
Credit contracts	—	14,464	—	14,464
Futures
Interest rate contracts	23,109	—	—	23,109
Total Assets	$644,400	$50,954,248	$—	$51,598,648
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(41,269)	$—	$—	$(41,269)
Total Liabilities	$(41,269)	$—	$—	$(41,269)
Total	$603,131	$50,954,248	$—	$51,557,379

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At June 30, 2024, $82,470 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	9/19/2024	17	$2,130,844	$(41,269)
Long Futures:
2-Year U.S. Treasury Note	9/30/2024	47	9,598,281	15,296
5-Year U.S. Treasury Note	9/30/2024	35	3,730,235	7,813
				$(18,160)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	6/20/29	$2,345,000	5.000%	ICE	Markit CDX North America High Yield Series 42 5Y Index	$(146,399)	$(160,863)	$14,464
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 100.3%
	Information Technology — 31.0%
77,431	Apple, Inc.	$ 16,308,517
14,895	International Business Machines Corp.	2,576,090
47,532	Microsoft Corp.	21,244,427
44,769	NVIDIA Corp.	5,530,762
39,344	Oracle Corp.	5,555,373
18,589	Salesforce, Inc.	4,779,232
16,369	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	2,845,096
24,739	Texas Instruments, Inc.	4,812,478
13,424	Workday, Inc. - Class A*	3,001,070
		66,653,045
	Communication Services — 15.4%
73,746	Alphabet, Inc. - Class C	13,526,491
68,406	Comcast Corp. - Class A	2,678,779
26,055	Meta Platforms, Inc. - Class A	13,137,452
3,031	Netflix, Inc.*	2,045,561
16,977	Walt Disney Co. (The)	1,685,647
		33,073,930
	Financials — 13.8%
150,470	Bank of America Corp.	5,984,192
18,379	Berkshire Hathaway, Inc. - Class B*	7,476,577
36,296	Charles Schwab Corp. (The)	2,674,652
10,560	Goldman Sachs Group, Inc. (The)	4,776,499
2,289	Markel Group, Inc.*	3,606,686
19,208	Visa, Inc. - Class A	5,041,524
		29,560,130
	Health Care — 13.1%
12,272	Becton Dickinson & Co.	2,868,089
28,211	BioMarin Pharmaceutical, Inc.*	2,322,612
55,551	Bristol-Myers Squibb Co.	2,307,033
16,069	HCA Healthcare, Inc.	5,162,648
35,375	Johnson & Johnson	5,170,410
50,844	Medtronic PLC	4,001,931
12,221	UnitedHealth Group, Inc.	6,223,667
		28,056,390
	Consumer Discretionary — 8.4%
18,206	Airbnb, Inc. - Class A*	2,760,576
15,202	Alibaba Group Holding Ltd. (China) ADR	1,094,544
63,575	Amazon.com, Inc.*	12,285,869
25,379	Starbucks Corp.	1,975,755
		18,116,744
	Industrials — 7.6%
15,808	Boeing Co. (The)*	2,877,214
7,486	FedEx Corp.	2,244,602
5,524	Hubbell, Inc.	2,018,912
37,773	RTX Corp.	3,792,031
35,289	Southwest Airlines Co.	1,009,618
41,743	SS&C Technologies Holdings, Inc.	2,616,034
21,573	Stanley Black & Decker, Inc.	1,723,467
		16,281,878
Shares		Market Value
	Common Stocks — 100.3% (Continued)
	Consumer Staples — 4.1%
11,277	Diageo PLC (United Kingdom) ADR	$ 1,421,804
63,801	Monster Beverage Corp.*	3,186,860
40,572	Philip Morris International, Inc.	4,111,161
		8,719,825
	Energy — 3.2%
46,449	Exxon Mobil Corp.	5,347,209
32,594	Schlumberger NV	1,537,785
		6,884,994
	Materials — 2.5%
36,713	DuPont de Nemours, Inc.	2,955,029
25,448	International Flavors & Fragrances, Inc.	2,422,904
		5,377,933
	Real Estate — 1.2%
13,114	Jones Lang LaSalle, Inc.*	2,692,042
	Total Common Stocks	$215,416,911
	Short-Term Investment Fund — 0.0%
12,021	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	12,021
	Total Investment Securities—100.3% (Cost $99,941,817)	$215,428,932
	Liabilities in Excess of Other Assets — (0.3%)	(729,612)
	Net Assets — 100.0%	$214,699,320
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$215,416,911	$—	$—	$215,416,911
Short-Term Investment Fund	12,021	—	—	12,021
Total	$215,428,932	$—	$—	$215,428,932
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Industrials — 21.1%
7,745	Albany International Corp. - Class A	$ 654,065
2,300	CACI International, Inc. - Class A*	989,299
4,239	Clean Harbors, Inc.*	958,650
5,218	Crane Co.	756,506
16,217	CSG Systems International, Inc.	667,654
2,590	Curtiss-Wright Corp.	701,838
1,990	EMCOR Group, Inc.	726,509
9,218	ESCO Technologies, Inc.	968,259
33,955	ExlService Holdings, Inc.*	1,064,829
7,520	Federal Signal Corp.	629,198
7,308	ITT, Inc.	944,047
15,018	KBR, Inc.	963,255
14,452	MAXIMUS, Inc.	1,238,536
29,040	WNS Holdings Ltd. (India) ADR*	1,524,600
21,700	Zurn Elkay Water Solutions Corp.	637,980
		13,425,225
	Information Technology — 19.8%
7,032	Advanced Energy Industries, Inc.	764,800
23,037	Allegro MicroSystems, Inc. (Japan)*	650,565
37,130	Box, Inc. - Class A*	981,717
113,219	CCC Intelligent Solutions Holdings, Inc.*	1,257,863
13,950	Ciena Corp.*	672,111
9,433	CommVault Systems, Inc.*	1,146,770
12,008	Crane NXT Co.	737,531
33,116	DoubleVerify Holdings, Inc.*	644,769
21,180	LiveRamp Holdings, Inc.*	655,309
4,212	Onto Innovation, Inc.*	924,787
4,900	Qualys, Inc.*	698,740
3,694	SPS Commerce, Inc.*	695,063
19,730	Teradata Corp.*	681,869
24,220	Tower Semiconductor Ltd. (Israel)*†	952,088
34,775	Verint Systems, Inc.*	1,119,755
		12,583,737
	Health Care — 17.9%
25,149	Astrana Health, Inc.*	1,020,043
12,674	Bio-Techne Corp.	908,092
1,750	Chemed Corp.	949,515
23,700	Doximity, Inc. - Class A*	662,889
11,493	Encompass Health Corp.	985,985
7,757	Ensign Group, Inc. (The)	959,463
19,135	Globus Medical, Inc. - Class A*	1,310,556
11,375	Haemonetics Corp.*	941,054
12,123	Merit Medical Systems, Inc.*	1,041,972
33,553	Option Care Health, Inc.*	929,418
23,065	Pacira BioSciences, Inc.*	659,890
35,831	Progyny, Inc.*	1,025,125
		11,394,002
	Consumer Discretionary — 15.2%
6,230	Crocs, Inc.*	909,206
27,086	Frontdoor, Inc.*	915,236
19,770	Gentex Corp.	666,447
7,100	Grand Canyon Education, Inc.*	993,361
17,526	Malibu Boats, Inc. - Class A*	614,111
6,128	Oxford Industries, Inc.	613,719
6,040	PVH Corp.	639,455
9,540	Skyline Champion Corp.*	646,335
25,305	Steven Madden Ltd.	1,070,401
9,308	Stride, Inc.*	656,214
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Consumer Discretionary — 15.2% (Continued)
5,688	Texas Roadhouse, Inc.	$ 976,686
2,439	TopBuild Corp.*	939,674
		9,640,845
	Real Estate — 8.3%
16,750	Agree Realty Corp. REIT	1,037,495
47,980	Apple Hospitality REIT, Inc.	697,629
6,363	Colliers International Group, Inc. (Canada)†	710,429
40,815	COPT Defense Properties REIT	1,021,599
33,910	Kite Realty Group Trust REIT	758,906
28,350	STAG Industrial, Inc. REIT	1,022,301
		5,248,359
	Financials — 7.9%
30,355	Atlantic Union Bankshares Corp.	997,162
3,646	Evercore, Inc. - Class A	759,936
72,468	FNB Corp.	991,362
40,850	Home BancShares, Inc.	978,766
8,520	SouthState Corp.	651,098
15,215	Webster Financial Corp.	663,222
		5,041,546
	Materials — 3.6%
7,719	Ashland, Inc.	729,368
2,841	Eagle Materials, Inc.	617,804
21,801	Silgan Holdings, Inc.	922,837
		2,270,009
	Communication Services — 3.3%
54,286	Cargurus, Inc.*	1,422,293
12,219	Ziff Davis, Inc.*	672,656
		2,094,949
	Energy — 2.6%
18,721	Cactus, Inc. - Class A	987,346
28,500	Oceaneering International, Inc.*	674,310
		1,661,656
	Total Common Stocks	$63,360,328
	Short-Term Investment Funds — 2.9%
241,942	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	241,942
1,597,182	Invesco Government & Agency Portfolio, Institutional Class, 5.23%∞Ω**	1,597,182
	Total Short-Term Investment Funds	$1,839,124
	Total Investment Securities—102.6% (Cost $47,459,377)	$65,199,452
	Liabilities in Excess of Other Assets — (2.6%)	(1,629,118)
	Net Assets — 100.0%	$63,570,334
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $1,585,181.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,360,328	$—	$—	$63,360,328
Short-Term Investment Funds	1,839,124	—	—	1,839,124
Total	$65,199,452	$—	$—	$65,199,452
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$39,223,313	$54,458,108	$99,941,817	$47,459,377
Investments, at market value *	$50,559,135	$51,561,075	$215,428,932	$65,199,452
Cash deposits held at prime broker (A)	—	348,704	—	—
Foreign currency †	—	—	1,101	99
Dividends and interest receivable	185,934	480,633	167,039	33,868
Receivable for capital shares sold	381	13,627	114	32,068
Receivable for investments sold	27,001	4,265	—	—
Receivable for variation margin on futures contracts	—	24,505	—	—
Receivable for securities lending income	125	27	763	131
Other assets	520	597	2,142	630
Total Assets	50,773,096	52,433,433	215,600,091	65,266,248

Liabilities
Due to custodian	2,606	2,185	11,481	875
Payable for return of collateral for securities on loan	—	—	—	1,597,182
Payable for capital shares redeemed	5,287	189,054	658,268	43,107
Payable for investments purchased	—	113,493	—	—
Payable to Investment Adviser	34,893	8,032	83,572	21,986
Payable to other affiliates	5,900	16,403	85,967	7,353
Payable to Trustees	6,238	6,238	6,238	6,238
Payable for professional services	8,127	9,190	7,354	9,718
Payable for reports to shareholders	5,266	8,139	14,974	4,670
Payable for transfer agent services	4,099	4,598	14,748	2,102
Payable for variation margin on swap agreements	—	146,399	—	—
Other accrued expenses and liabilities	6,525	10,751	18,169	2,683
Total Liabilities	78,941	514,482	900,771	1,695,914
Net Assets	$50,694,155	$51,918,951	$214,699,320	$63,570,334
Net assets consist of:
Paid-in capital	38,349,708	64,714,759	70,291,153	40,693,647
Distributable earnings (deficit)	12,344,447	(12,795,808)	144,408,167	22,876,687
Net Assets	$50,694,155	$51,918,951	$214,699,320	$63,570,334

Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$34,192,645	$20,745,068	$78,118,565	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,734,228	2,382,030	6,226,411	—
Net asset value, offering price and redemption price per share	$12.51	$8.71	$12.55	$—

Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,501,510	$31,173,883	$136,580,755	$63,570,334
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,319,636	3,553,006	10,784,367	4,535,394
Net asset value, offering price and redemption price per share	$12.50	$8.77	$12.66	$14.02
*Includes market value of securities on loan of:	$—	$—	$—	$1,585,181
†Cost of foreign currency:	$—	$—	$1,145	$106
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$215,472	$42,257	$1,374,940	$341,367
Interest	410,744	1,170,372	—	—
Income from securities loaned	125	27	763	193
Total Investment Income	626,341	1,212,656	1,375,703	341,560
Expenses
Investment advisory fees	139,439	99,614	529,142	158,967
Administration fees	34,264	35,429	143,979	42,968
Compliance fees and expenses	2,104	2,104	2,104	2,104
Custody fees	18,240	18,875	2,705	3,023
Professional fees	13,320	14,916	14,949	12,035
Transfer Agent fees, Class SC	5,829	4,090	15,005	—
Transfer Agent fees, Class I	2,333	15,616	54,682	13,239
Reports to Shareholders, Class SC	3,186	3,454	3,737	—
Reports to Shareholders, Class I	3,817	4,483	6,310	5,379
Shareholder servicing fees, Class SC	42,821	7,144	72,365	—
Trustee fees	16,044	16,044	16,044	16,044
Other expenses	15,396	17,872	11,305	9,524
Total Expenses	296,793	239,641	872,327	263,283
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(96,505)	(49,114)	(24,054)	(21,652)
Net Expenses	200,288	190,527	848,273	241,631
Net Investment Income (Loss)	426,053	1,022,129	527,430	99,929
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	706,074	(1,319,848)	13,070,380	3,684,224
Net realized losses on futures contracts	—	(263,075)	—	—
Net realized losses on swap agreements	—	(220,192)	—	—
Net change in unrealized appreciation (depreciation) on investments	2,518,278	460,030	10,519,582	(1,454,248)
Net change in unrealized appreciation (depreciation) on futures contracts	—	178,545	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	152,589	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	(35)	(3)
Net Realized and Unrealized Gains (Losses) on Investments	3,224,352	(1,011,951)	23,589,927	2,229,973
Change in Net Assets Resulting from Operations	$3,650,405	$10,178	$24,117,357	$2,329,902
*Net of foreign tax withholding of:	$469	$—	$3,155	$227
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$426,053	$873,846	$1,022,129	$2,707,092	$527,430	$1,128,595
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	706,074	(275,582)	(1,803,115)	(6,198,320)	13,070,380	14,240,097
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	2,518,278	8,533,394	791,164	6,717,227	10,519,547	31,747,985
Change in Net Assets from Operations	3,650,405	9,131,658	10,178	3,225,999	24,117,357	47,116,677

Distributions to Shareholders:
Distributed earnings, Class SC	—	(428,727)	—	(974,802)	—	(4,985,836)
Distributed earnings, Class I	—	(209,486)	—	(1,491,350)	—	(8,734,103)
Total Distributions	—	(638,213)	—	(2,466,152)	—	(13,719,939)

Share Transactions Class SC
Proceeds from Shares issued	244,687	470,654	1,310,283	920,396	169,496	611,837
Reinvestment of distributions	—	428,727	—	974,802	—	4,985,836
Cost of Shares redeemed	(2,916,218)	(12,486,028)	(628,154)	(37,115,082)	(5,091,959)	(11,169,815)
Change in Net Assets from Class SC Share Transactions	(2,671,531)	(11,586,647)	682,129	(35,219,884)	(4,922,463)	(5,572,142)

Share Transactions Class I
Proceeds from Shares issued	180,336	1,254,775	971,479	2,149,234	657,013	2,187,886
Reinvestment of distributions	—	209,486	—	1,491,350	—	8,734,103
Cost of Shares redeemed	(1,319,491)	(2,507,281)	(2,694,896)	(3,830,168)	(14,341,268)	(18,163,390)
Change in Net Assets from Class I Share Transactions	(1,139,155)	(1,043,020)	(1,723,417)	(189,584)	(13,684,255)	(7,241,401)
Change in Net Assets from Share Transactions	(3,810,686)	(12,629,667)	(1,041,288)	(35,409,468)	(18,606,718)	(12,813,543)

Total Increase (Decrease) in Net Assets	(160,281)	(4,136,222)	(1,031,110)	(34,649,621)	5,510,639	20,583,195

Net Assets
Beginning of period	50,854,436	54,990,658	52,950,061	87,599,682	209,188,681	188,605,486
End of period	$50,694,155	$50,854,436	$51,918,951	$52,950,061	$214,699,320	$209,188,681

Share Transactions Class SC
Shares issued	19,948	41,947	151,668	104,067	14,085	55,458
Shares reinvested	—	36,769	—	111,661	—	446,843
Shares redeemed	(241,135)	(1,142,797)	(72,767)	(4,255,888)	(428,569)	(1,029,947)
Change in Class SC Shares Outstanding	(221,187)	(1,064,081)	78,901	(4,040,160)	(414,484)	(527,646)

Share Transactions Class I
Shares issued	14,955	113,818	111,946	243,476	54,161	196,578
Shares reinvested	—	17,966	—	169,857	—	777,970
Shares redeemed	(109,039)	(232,153)	(309,186)	(434,749)	(1,180,479)	(1,668,407)
Change in Class I Shares Outstanding	(94,084)	(100,369)	(197,240)	(21,416)	(1,126,318)	(693,859)
Change in Shares Outstanding	(315,271)	(1,164,450)	(118,339)	(4,061,576)	(1,540,802)	(1,221,505)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$99,929	$257,871
3,684,224	2,362,205
(1,454,251)	6,669,021
2,329,902	9,289,097

—	—
—	(405,087)
—	(405,087)

—	—
—	—
—	—
—	—

844,777	2,197,427
—	405,087
(3,577,913)	(6,733,569)
(2,733,136)	(4,131,055)
(2,733,136)	(4,131,055)

(403,234)	4,752,955

63,973,568	59,220,613
$63,570,334	$63,973,568

—	—
—	—
—	—
—	—

61,257	178,382
—	30,414
(259,009)	(549,513)
(197,752)	(340,717)
(197,752)	(340,717)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(3)	$14.67(4)	$0.05	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.95)	39,940	0.79	1.23	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.57	34,400	0.79	1.24	1.66	49
06/30/24(8)	11.64	0.10(9)	0.77	0.87	—	—	—	12.51	7.48(5)	34,193	0.79(6)	1.24(6)	1.68(6)	42(5)
Class I
12/31/19	$9.86	$0.14	$2.11	$2.25	$(0.16)	$ (—) (10)	$(0.16)	$11.95	22.80%	$17,628	0.85%	1.48%	1.22%	129%
12/31/20	11.95	0.12	2.16	2.28	(0.16)	(0.48)	(0.64)	13.59	19.16	18,609	0.85	1.38	0.85	71
12/31/21	13.59	0.07	2.24	2.31	(0.03)	(0.17)	(0.20)	15.70	17.07	19,771	0.81	1.05	0.48	132(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.97)	15,050	0.79	0.96	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.61	16,454	0.79	0.99	1.66	49
06/30/24(8)	11.64	0.10(9)	0.76	0.86	—	—	—	12.50	7.39(5)	16,502	0.79(6)	1.02(6)	1.68(6)	42(5)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(3)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(4)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
(9)	The net investment income (loss) per share was based on average shares outstanding for the period.
(10)	Less than $0.005 per share.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$9.90	$0.11	$0.13	$0.24	$(0.13)	$ —	$(0.13)	$10.01	2.43%(3)	$59,462	0.78%(4)	0.84%(4)	2.29%(4)	335%(5)
12/31/20	10.01	0.24	0.72	0.96	(0.18)	—	(0.18)	10.79	9.62	66,042	0.77	0.77	2.39	168
12/31/21	10.79	0.16	(0.30)	(0.14)	(0.25)	(0.06)	(0.31)	10.34	(1.30)	65,530	0.79	0.79	1.47	142
12/31/22	10.34	0.23	(1.67)	(1.44)	(0.17)	(0.07)	(0.24)	8.66	(13.90)	54,930	0.78	0.78	2.49	163
12/31/23	8.66	0.31(6)	0.19	0.50	(0.44)	—	(0.44)	8.72	5.77	20,072	0.81	0.81	3.51	138
06/30/24(7)	8.72	0.16(6)	(0.17)	(0.01)	—	—	—	8.71	(—)(3)(8)	20,745	0.91(4)	0.93(4)	3.72(4)	93(3)
Class I
12/31/19	$9.19	$0.33	$0.63	$0.96	$(0.13)	$ —	$(0.13)	$10.02	10.46%	$37,819	0.67%	0.94%	2.58%	335%(5)
12/31/20	10.02	0.28	0.69	0.97	(0.18)	—	(0.18)	10.81	9.71	39,316	0.67	0.82	2.49	168
12/31/21	10.81	0.12	(0.25)	(0.13)	(0.26)	(0.06)	(0.32)	10.36	(1.21)	41,221	0.67	0.77	1.60	142
12/31/22	10.36	0.28	(1.72)	(1.44)	(0.19)	(0.07)	(0.26)	8.66	(13.85)	32,670	0.67	0.76	2.60	163
12/31/23	8.66	0.33(6)	0.20	0.53	(0.42)	—	(0.42)	8.77	6.07	32,878	0.61	0.87	3.72	138
06/30/24(7)	8.77	0.17(6)	(0.17)	—	—	—	—	8.77	(—)(3)(8)	31,174	0.61(4)	0.91(4)	4.02(4)	93(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	The net investment income per share was based on average shares outstanding for the period.
(7)	Unaudited.
(8)	Less than 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$8.61	$0.02	$0.72	$0.74	$(0.05)	$ (0.10)	$(0.15)	$9.20	8.60%(3)	$82,546	0.94%(4)	0.94%(4)	0.46%(4)	18%(5)
12/31/20	9.20	0.04	2.11	2.15	(0.06)	(0.31)	(0.37)	10.98	23.48	85,232	0.90	0.90	0.47	15
12/31/21	10.98	0.01	3.01	3.02	(0.05)	(0.44)	(0.49)	13.51	27.57	93,121	0.91	0.91	0.16	6
12/31/22	13.51	0.04	(2.42)	(2.38)	(0.02)	(1.60)	(1.62)	9.51	(17.79)	68,199	0.91	0.91	0.35	7
12/31/23	9.51	0.04	2.46	2.50	(0.07)	(0.73)	(0.80)	11.21	26.35	74,476	0.95	0.95	0.42	4
06/30/24(6)	11.21	0.02(7)	1.32	1.34	—	—	—	12.55	11.95(3)	78,119	0.92(4)	0.92(4)	0.38(4)	6(3)
Class I
12/31/19	$7.28	$0.08	$2.00	$2.08	$(0.05)	$ (0.10)	$(0.15)	$9.21	28.58%	$139,536	0.73%	0.82%	0.82%	18%(5)
12/31/20	9.21	0.07	2.10	2.17	(0.06)	(0.31)	(0.37)	11.01	23.68	149,336	0.73	0.80	0.64	15
12/31/21	11.01	0.06	3.00	3.06	(0.07)	(0.44)	(0.51)	13.56	27.85	164,195	0.73	0.76	0.34	6
12/31/22	13.56	0.05	(2.42)	(2.37)	(0.04)	(1.60)	(1.64)	9.55	(17.66)	120,406	0.73	0.77	0.53	7
12/31/23	9.55	0.08	2.46	2.54	(0.05)	(0.73)	(0.78)	11.31	26.66	134,712	0.73	0.79	0.64	4
06/30/24(6)	11.31	0.03(7)	1.32	1.35	—	—	—	12.66	11.94(3)	136,581	0.73(4)	0.77(4)	0.56(4)	6(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/19	$12.69	$0.02	$2.64	$2.66	$(—)(2)	$ (1.66)	$(1.66)	$13.69	21.40%	$64,630	0.76%	0.85%	0.13%	85%
12/31/20	13.69	0.01	2.53	2.54	(0.02)	(0.50)	(0.52)	15.71	18.70	71,632	0.76	0.87	0.06	95
12/31/21	15.71	—(2)(3)	3.79	3.79	(0.01)	(0.36)	(0.37)	19.13	24.18	75,241	0.76	0.79	0.01	67
12/31/22	19.13	0.03	(2.73)	(2.70)	(—)(2)	(4.76)	(4.76)	11.67	(14.44)	59,221	0.76	0.80	0.23	75
12/31/23	11.67	0.06	1.88	1.94	(0.03)	(0.06)	(0.09)	13.52	16.60	63,974	0.76	0.85	0.43	65
06/30/24(4)	13.52	0.02(3)	0.48	0.50	—	—	—	14.02	3.70(5)	63,570	0.76(6)	0.83(6)	0.31(6)	30(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2024, the following affiliates of Touchstone Advisors, Inc. (the “Adviser”) were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and the Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.

Notes to Financial Statements (Unaudited) (Continued)
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2024, the Balanced Fund did not, whereas the Bond Fund did, hold futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Balanced Fund and Bond Fund may enter into swap transactions to help enhance the value of their portfolio or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of June 30, 2024, the Bond Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

Notes to Financial Statements (Unaudited) (Continued)
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2024, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Bond Fund's  derivative financial instruments by primary risk exposure as of June 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Bond Fund	Swap Agreements - Credit Contracts*	$14,464	$—
	Futures Contracts - Interest Rate Contracts**	23,109	41,269
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$(263,075)	$178,545
	Swap Agreements - Credit Contracts**	(220,192)	152,589
*	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended June 30, 2024, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$2,329,367
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	13,837,235
Futures Contracts (short) - Notional Value	2,510,031
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Small Company Fund	Common Stocks	$1,585,181	$1,597,182	$12,001
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Notes to Financial Statements (Unaudited) (Continued)
When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2024:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$4,251,978	$6,407,304	$11,900,912	$19,148,745
Proceeds from sales and maturities	$6,978,005	$9,347,013	$28,844,538	$20,880,623
For the six months ended June 30, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $17,019,839 and $17,871,271, respectively, for the Balanced Fund, and $41,924,861 and $38,193,276, respectively, for the Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the period ended June 30, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern.

Notes to Financial Statements (Unaudited) (Continued)
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $64,176 for the Funds’ Board for the six months ended June 30, 2024.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Adviser has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), an affiliate of the Adviser and wholly-owned subsidiary of Western & Southern. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund	0.79%	0.79%	April 29, 2025
Bond Fund	0.91%	0.61%	April 29, 2025
Common Stock Fund	1.06%	0.73%	April 29, 2025
Small Company Fund	—	0.76%	April 29, 2025
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended June 30, 2024, the Adviser or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$34,264	$62,241	$96,505
Bond Fund	—	21,635	27,479	49,114
Common Stock Fund	—	—	24,054	24,054
Small Company Fund	—	3,034	18,618	21,652
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)
As of June 30, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2024	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Total
Balanced Fund	$114,172	$224,509	$199,661	$96,505	$634,847
Bond Fund	18,613	30,703	83,506	49,114	181,936
Common Stock Fund	26,053	58,693	82,999	24,054	191,799
Small Company Fund	7,684	25,756	54,619	21,652	109,711
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2024.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
DISTRIBUTION AGREEMENT
The Distributor acts as exclusive agent for the distribution of the Funds’ shares. The Distributor receives no compensation under this agreement.

Notes to Financial Statements (Unaudited) (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2024, the Funds did not utilize Interfund Lending.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2023 and December 31, 2022 were as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
From ordinary income	$638,213	$2,671,177	$2,466,152	$2,080,174
From long-term capital gains	—	11,231,960	—	415,083
Total distributions	$638,213	$13,903,137	$2,466,152	$2,495,257
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
From ordinary income	$1,010,060	$1,076,692	$132,693	$5,945,899
From long-term capital gains	12,709,879	26,896,739	272,394	11,386,850
Total distributions	$13,719,939	$27,973,431	$405,087	$17,332,749

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of December 31, 2023:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$42,081,198	$55,843,669	$104,425,007	$45,979,064
Gross unrealized appreciation on investments	10,833,956	619,010	109,439,156	19,423,760
Gross unrealized depreciation on investments	(2,033,722)	(4,091,689)	(4,504,059)	(1,283,175)
Net unrealized appreciation (depreciation) on investments	8,800,234	(3,472,679)	104,935,097	18,140,585
Gross unrealized depreciation on foreign currency transactions	—	—	(9)	(4)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	(9)	(4)
Capital loss carryforwards	(983,291)	(11,543,615)	—	—
Undistributed ordinary income	877,099	2,464,228	1,131,075	268,966
Undistributed capital gains	—	—	14,224,647	2,137,238
Other temporary differences	—	(253,920)	—	—
Accumulated earnings (deficit)	$8,694,042	$(12,805,986)	$120,290,810	$20,546,785
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Balanced Fund	$ 544,864	$ 438,427	$ 983,291
Bond Fund	2,666,197	8,877,418	11,543,615
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2024, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$39,223,313	$13,122,107	$(1,786,285)	$—	$—	$11,335,822
Bond Fund	54,458,108	248,596	(3,145,629)	37,573	(41,269)	(2,900,729)
Common Stock Fund	99,941,817	118,023,323	(2,536,208)	—	(44)	115,487,071
Small Company Fund	47,459,377	18,448,803	(708,728)	—	(7)	17,740,068
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Notes to Financial Statements (Unaudited) (Continued)
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. Beginning in March 2022, the Fed began increasing interest rates. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further or begin to decrease interest rates, or the timing, frequency or magnitude of any such increases or decreases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any further increases or decreases generally will cause market interest rates to rise and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.

Notes to Financial Statements (Unaudited) (Continued)
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

TSF-1006-TVST-SAR-2406

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/29/2024

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	08/29/2024

* Print the name and title of each signing officer under his or her signature.